SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		$ 4,181	$ 5,467
Ultimate Holding Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[1]	2,288	3,246
Auto Saver Pte. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[2]	244	110
EU Group Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[3]	(11)	455
N-United Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[4]	1,397	1,400
Fleetzone Autoparts (M) Sdn. Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[2]	193	208
Due to Directors [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[5]	$ 70	$ 47

[1]	The amounts due to ultimate holding company are unsecured and not payable on demand. The ultimate holding company became a controlling shareholder of the Company.
[2]	Soon Aik, the controlling shareholder of the Company and is also the controlling shareholder of Auto Saver Pte. Ltd. and Fleetzone Autoparts (M) Sdn. Bhd..
[3]	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..
[4]	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd, and Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan.
[5]	The amounts due to directors are unsecured, interest-free and repayable on demand.